Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
31-Jan-2015
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
1
17-Feb-2015
Payment Date
31-Jan-2015
1-Dec-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
12-Feb-2015
Record Date
13-Feb-2015
31
34
17-Feb-2015
14-Jan-2015
15-Feb-2015
14-Jan-2015
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
392,000,000.00
290,692,511.79
Class A-1 Notes
258.437470
392,000,000.00
0.741563
101,307,488.21
400,000,000.00
400,000,000.00
Class A-2A Notes
0.000000
400,000,000.00
1.000000
0.00
400,000,000.00
400,000,000.00
Class A-2B Notes
0.000000
400,000,000.00
1.000000
0.00
575,000,000.00
575,000,000.00
Class A-3 Notes
0.000000
575,000,000.00
1.000000
0.00
247,770,000.00
247,770,000.00
Class A-4 Notes
0.000000
247,770,000.00
1.000000
0.00
2,014,770,000.00
Total Note Balance
2,014,770,000.00
1,913,462,511.79
101,307,488.21
Overcollateralization
395,237,750.93
418,975,012.55
Total Securitization Value
2,410,007,750.93
395,237,750.93
present value of lease payments
present value of Base Residual Value
2,410,007,750.93
2,332,437,524.34
1,558,874,981.87
1,555,806,566.22
854,201,184.71
854,201,184.71
773,562,542.47
1,555,806,566.22
Initial Overcollateralization Amount
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
Current Overcollateralization Amount
Amount
Percentage
395,237,750.93
16.40%
418,975,012.55
17.38%
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
397,651,278.90
421,751,356.41
17.50%
16.50%

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
31-Jan-2015
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.240000%
0.226667
101,396,341.54
258.664137
88,853.33
Class A-2A Notes
0.780000%
0.671667
268,666.67
0.671667
268,666.67
Class A-2B Notes
0.486500%
0.459472
183,788.89
0.459472
183,788.89
Class A-3 Notes
1.100000%
0.947222
544,652.78
0.947222
544,652.78
Class A-4 Notes
1.210000%
1.041944
258,162.58
1.041944
258,162.58
$102,651,612.46
Total
1,344,124.25

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
31-Jan-2015
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
86,008,448.10
84,860.09
106,668,005.82
0.00
0.00
2,914.74
106,668,292.04
0.00
106,668,292.04
286.22
20,393,944.54
265,613.18
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
4,016,679.58
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
1,344,124.25
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
101,307,488.21
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
0.00
Total Distribution
106,668,292.04
Distributions
Available Funds
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
4,016,679.58
4,016,679.58
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,344,124.25
1,344,124.25
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
88,853.33
0.00
88,853.33
thereof on Class A-2A Notes
268,666.67
0.00
268,666.67
thereof on Class A-2B Notes
183,788.89
0.00
183,788.89
thereof on Class A-3 Notes
544,652.78
0.00
544,652.78
thereof on Class A-4 Notes
258,162.58
0.00
258,162.58
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,344,124.25
1,344,124.25
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
101,307,488.21
0.00
101,307,488.21
Principal Distribution Amount
101,307,488.21
101,307,488.21
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
31-Jan-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
6,025,019.38
0.00
0.00
6,025,019.38
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
268.33
17.89
17.89
17.89
286.22
6,025,019.38
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
31-Jan-2015
Pool Statistics
Securitization Value end of Collection Period
2,410,007,750.93
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
96.78%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
57,690
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
2,332,437,524.34
2,090,342.86
0.00
212,256.48
18,211,718.64
57,055,908.61
2,410,007,750.93
57,690
57,180
79.32%
1,762,832,979.55
1,747,133,529.66
6.80%
6.80%
21.70
12.67
Cumulative Turn-in Ratio
Aggregate Base Residual Value
10.77
23.64
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.43%
137.67%

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
31-Jan-2015
Delinquency Profile *
0.00%
0.00
91-120 Days Delinquent
57,127
37
16
1,603,659.02
2,330,071,881.87
761,983.45
100.00%
57,180
2,332,437,524.34
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.90%
Current
0.03%
0.07%
31-60 Days Delinquent
61-90 Days Delinquent
0
Credit Loss
Securitization Value of Defaulted Leases BOP
Current
Less Liquidation Proceeds
Less Recoveries
Current Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.005%)
Residual Loss
Less sales proceeds and other payments received during
Collection Period
Current Residual Loss / (Gain)
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(120,871.32)
(120,871.32)
1,795,825.81
(0.068%)
(1,641,599.16)
18,718,492.17
(1,641,599.16)
20,360,091.33
Current
1,916,697.13
0.00